CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
VOYAGE REVENUES (Note 3):	$ 144,020	$ 123,927	$ 291,064	$ 249,651
EXPENSES:
Voyage expenses	35,191	29,407	66,755	56,683
Charter hire expense	2,698	2,698	5,367	5,376
Vessel operating expenses	46,072	44,169	89,396	91,704
Depreciation and amortization	34,260	36,621	69,543	72,432
General and administrative expenses	6,797	6,812	13,233	13,643
Loss on sale of vessels	0	364	0	364
Total expenses	125,018	120,071	244,294	240,202
Operating income	19,002	3,856	46,770	9,449
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(21,262)	(14,783)	(38,855)	(32,728)
Interest income	1,773	389	2,547	711
Other, net	(2)	2	(31)	(333)
Total other expenses, net	(19,491)	(14,392)	(36,339)	(32,350)
Net income (loss)	(489)	(10,536)	10,431	(22,901)
Less: Net loss attributable to the non-controlling interest	794	983	1,106	1,433
Net income (loss) attributable to Tsakos Energy Navigation Limited	305	(9,553)	11,537	(21,468)
Effect of preferred dividends	(10,204)	(6,713)	(20,408)	(13,355)
Deemed dividend on Series B preferred shares	(2,750)	0	(2,750)	0
Net loss attributable to common stockholders of Tsakos Energy Navigation Limited	$ (12,649)	$ (16,266)	$ (11,621)	$ (34,823)
Loss per share, basic and diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.14)	$ (0.19)	$ (0.13)	$ (0.40)
Weighted average number of shares, basic and diluted	87,751,969	86,942,159	87,678,714	86,634,907